Computation of Basic and Diluted Earnings Per Share (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 30, 2011	Sep. 30, 2011	Jun. 24, 2011	Mar. 25, 2011	Dec. 24, 2010	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010
Numerator:
Net income	$ 105	$ 94	$ 102	$ 105	$ 93	$ 93	$ 103	$ 94	$ 86	$ 394	$ 376	$ 239
Denominator:
Weighted-average shares outstanding	233				231					231	231	231
Effect of vested deferred stock units	0				1					1	1	1
Basic weighted-average shares outstanding	233				232					232	232	232
Basic earnings per share	$ 0.45	$ 0.41	$ 0.44	$ 0.45	$ 0.40	$ 0.40	$ 0.44	$ 0.41	$ 0.37	$ 1.70	$ 1.62	$ 1.03
Numerator:
Net income	$ 105	$ 94	$ 102	$ 105	$ 93	$ 93	$ 103	$ 94	$ 86	$ 394	$ 376	$ 239
Denominator:
Basic weighted-average shares outstanding	233				232					232	232	232
Effect of dilutive securities:
Diluted weighted-average shares outstanding	236				236					236	236	236
Diluted earnings per share	$ 0.44	$ 0.40	$ 0.43	$ 0.44	$ 0.39	$ 0.39	$ 0.44	$ 0.40	$ 0.36	$ 1.67	$ 1.59	$ 1.01
Stock Options
Effect of dilutive securities:
Stock options/Restricted stock	2				2					2	2	2
Restricted Stock
Effect of dilutive securities:
Stock options/Restricted stock	1				2					2	2	2